Class I [Member] Average Annual Total Returns - Class I		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.95%	8.95%	8.95%
ICE BofA U.S. Convertible Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		34.25%	34.25%	34.25%
CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.32%	3.66%	10.35%
CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.94%	1.55%	7.96%
CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.74%	2.23%	7.60%

[1]
Performance for class I shares prior to their inception (3/3/15) is derived from the historical performance of class Y and has not been adjusted for the lower investor servicing fees applicable to class I shares; had it been adjusted, returns would have been higher.